                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: December 31, 2005.
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         White Mountains Advisors LLC
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   Address:      370 Church Street
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                 Guilford, CT 06437
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Form 13F File Number: 28-00470
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark J. Plourde
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Title:   Chief Financial Officer
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Phone:   (203) 458-2380
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Signature, Place, and Date of Signing:

     /s/ Mark J. Plourde       Guilford, Connecticut   February 13, 2006
   ------------------------    ---------------------   -----------------
         [Signature]               [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-04685                    Prospector Partners, LLC
       ---------------          ------------------------------------

    28-05231                    Pillar Point Equity Management, LLC
       ---------------          ------------------------------------

    28-03130                    Fenimore Asset Management, Inc.
       ---------------          ------------------------------------

    28-04903                    Gartmore SA Capital Trust
       ---------------          ------------------------------------

    28-00058                    Pioneer Investment Management Inc.
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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         5
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Form 13F Information Table Entry Total:                    1
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Form 13F Information Table Value Total:              119,244
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1.        28-01681                     White Mountains Insurance Group, Ltd.
    ------       -----------------         -------------------------------------

                          WHITE MOUNTAINS ADVISORS LLC

                          WHITE MOUNTAINS ADVISORS LLC
                 FORM 13F INFORMATION TABLE - DECEMBER 31, 2005

         COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
---------------------------- -------------- --------- --------- ------------------------ ----------  -------- --------------------
                                                       VALUE      SHRS OR    SH/   PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT    PRN   CALL  DISCRETION  MANAGERS SOLE   SHARED   NONE
---------------------------- -------------- --------- --------- ----------- ------ ----- ----------  -------- ---- ---------- ----
1 MONTPELIER RE HOLDINGS LTD       SHS      G62185106 $ 119,244   6,309,189  SH            DEFINED     01          6,309,189

01    White Mountains Insurance Group, Ltd.